Derivative Instruments (Activity Associated With Derivative Instruments) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Derivatives Designated As Hedges	Dec. 31, 2011 Derivatives Designated As Hedges Cash Flow Hedges	Dec. 31, 2011 Derivatives Designated As Hedges Cash Flow Hedges Interest rate swaps	Dec. 31, 2011 Derivatives Designated As Hedges Cash Flow Hedges Forward Bond Purchase Commitments	Dec. 31, 2011 Derivatives Designated As Hedges Cash Flow Hedges Inflation Indexed Swaps	Dec. 31, 2011 Derivatives Designated As Hedges Cash Flow Hedges Foreign Currency Swaps	Dec. 31, 2011 Derivatives Designated As Hedges Fair Value Hedges	Dec. 31, 2011 Derivatives Designated As Hedges Fair Value Hedges Interest rate swaps	Dec. 31, 2011 Derivatives Designated As Hedges Fair Value Hedges Foreign Currency Swaps	Dec. 31, 2010 Derivatives Designated As Hedges Fair Value Hedges Foreign Currency Swaps	Dec. 31, 2011 Derivatives Not Designated As Hedges	Dec. 31, 2011 Derivatives Not Designated As Hedges Interest rate swaps	Dec. 31, 2011 Derivatives Not Designated As Hedges Interest rate swaps Securitization Entities		Dec. 31, 2011 Derivatives Not Designated As Hedges Equity Return Swaps	Dec. 31, 2011 Derivatives Not Designated As Hedges Interest rate swaptions	Dec. 31, 2011 Derivatives Not Designated As Hedges Credit default swaps	Dec. 31, 2011 Derivatives Not Designated As Hedges Credit Default Swaps Related to Securization Entities		Dec. 31, 2011 Derivatives Not Designated As Hedges Equity index options	Dec. 31, 2011 Derivatives Not Designated As Hedges Financial futures	Dec. 31, 2011 Derivatives Not Designated As Hedges Other foreign currency contracts	Dec. 31, 2011 Derivatives Not Designated As Hedges Reinsurance embedded derivatives
Derivative [Line Items]
Notional amount, beginning balance	$ 30,224	$ 15,220	$ 13,371	$ 12,355		$ 525	$ 491	$ 1,849	$ 1,764	$ 85	$ 85	$ 15,004	$ 7,681	$ 129	[1]	$ 208	$ 200	$ 1,195	$ 317	[1]	$ 744	$ 3,937	$ 521	$ 72
Additions	22,407	12,304	12,304	11,781	504	19						10,103	1,433			363		115			614	6,393	868	317
Maturities/ terminations	(24,540)	(12,953)	(12,228)	(11,737)			(491)	(725)	(725)			(11,587)	(1,914)	(12)	[1]	(245)	(200)	(200)	(3)	[1]	(836)	(7,406)	(610)	(161)
Notional amount, end balance	$ 28,091	$ 14,571	$ 13,447	$ 12,399	$ 504	$ 544		$ 1,124	$ 1,039	$ 85	$ 85	$ 13,520	$ 7,200	$ 117	[1]	$ 326		$ 1,110	$ 314	[1]	$ 522	$ 2,924	$ 779	$ 228
Number of policies, beginning balance	49,566
Additions, Number of policies	701
Terminations, Number of policies	(2,551)
Number of policies, ending balance	47,716

[1]	See note 18 for additional information related to consolidated securitization entities.